SUBSEQUENT EVENTS (Details Narrative)				1 Months Ended			12 Months Ended
	Feb. 24, 2021 USD ($)	Feb. 23, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Nov. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 25, 2020 $ / shares	Aug. 31, 2019 $ / shares shares	Feb. 28, 2013 $ / shares shares
Subsequent Event [Line Items]
Common stock, par value							$ 0.0001	$ 0.0001
Warrant exercise price									$ 11.50
Proceeds from Related Party Debt | $							$ 1,225,000
Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price							$ 0.01
IPO [Member]
Subsequent Event [Line Items]
Warrant exercise price							11.50
Private Placement [Member]
Subsequent Event [Line Items]
Warrant exercise price							11.50
Administrative Services Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt | $					$ 225,000	$ 300,000
Ensysce Biosciences, Inc [Member]
Subsequent Event [Line Items]
Common stock, par value							$ 0.000025	$ 0.000025
Ensysce Biosciences, Inc [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price										$ 0.20	$ 0.41
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares										100,000	200,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional loan commitment amount | $		$ 160,000
Subsequent Event [Member] | GTWY Holdings [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price			$ 1.00	$ 1.00
Conversion of stock, shares converted | shares			566,288
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Business combination, consideration | $			$ 2,000,000
Subsequent Event [Member] | Administrative Services Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt | $	$ 460,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member]
Subsequent Event [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001
Business acquisition exchange ratio of common stock issued				0.06585
Proceeds from Convertible Debt | $				$ 50,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares			500,000	500,000
Stock Issued During Period, Shares, New Issues | shares				500,000
Subsequent Event [Member] | Ensysce Biosciences, Inc [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business acquisition exchange ratio of common stock issued			0.06585